8. FIXED ASSETS (Details Narrative) (USD $)	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Property and equipment, net	$ 449,514		$ 469,001	$ 522,668
Property and equipment, accumulated depreciation	636,463	606,509	606,509	554,884
Depreciation expense	$ 33,319	$ 28,194